Obligations under Guarantees and Other Off-Balance Sheet Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Obligations under Guarantees and Other Off-Balance Sheet Instruments
Contractual or Notional Amounts of Guarantees with Amount by Expiration Period

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2010:		Less than 1 year	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥4,223	¥2,147	¥1,036	¥1,040
Performance guarantees	2,242	1,438	682	122
Derivative instruments	81,244	29,371	48,502	3,371
Guarantee for repayment of trust principal	1,104	89	1,007	8
Liabilities of trust accounts	4,326	3,393	293	640
Others	183	180	1	2

Total	¥93,322	¥36,618	¥51,521	¥5,183

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2011:		Less than 1 year	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,592	¥1,636	¥1,052	¥904
Performance guarantees	2,213	1,524	537	152
Derivative instruments	152,663	55,469	86,586	10,608
Liabilities of trust accounts	4,931	4,066	326	539
Others	130	130	—	—

Total(1)	¥163,529	¥62,825	¥88,501	¥12,203

Note

(1)	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, there were no obligations under guarantees for repayment of trust principal at March 31, 2011. See Note 23 for further discussion of the adoption of the new guidance.

Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings

		Amount by borrower grade
At March 31, 2010:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,223	¥3,876	¥301	¥17	¥29
Performance guarantees	2,242	2,173	55	2	12

Total	¥6,465	¥6,049	¥356	¥19	¥41

		Amount by borrower grade
At March 31, 2011:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,592	¥3,356	¥215	¥13	¥8
Performance guarantees	2,213	2,147	49	2	15

Total	¥5,805	¥5,503	¥264	¥15	¥23

Notes:

(1)	Borrowers classified as "Close watch" require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfavorable financial condition of their businesses, and difficulties in fulfilling loan obligations.
(2)	Borrowers classified as "Likely to become Bankrupt or Legally/Virtually Bankrupt" represent those that have a higher probability of default than Close watch due to major debt repayment problems or borrower's legal or virtual bankruptcy and are subject to specific procedures, such as legal liquidation, business suspention, winding up of business, and private liquidation.

Contractual Amounts with Regard to Other Off-balance-sheet Instruments

	2010	2011
	(in billions)
Commitments to extend credit	¥61,020	¥62,141
Commercial letters of credit	628	641
Commitments to make investments	126	113
Other	6	16